Segment Information	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Segment Information
Note 18 – Segment Information

Following the discontinuance of the operations of the Company’s Clinical Research business, Omnicare operates in one segment, the Pharmacy Services Segment.  Accordingly, no operating segment data has been provided.  The Company is currently evaluating its overall organizational structure and the related internal financial and operational reporting.  It is anticipated that this review will be completed during the second half of 2011.  Upon completion of this review, changes, if any, in internal financial reporting will be reflected in the Company’s periodic filings.

The Company’s operations are primarily in the United States with one pharmacy located in Canada which is not material to the consolidated sales or total assets of Omnicare.